Operating costs - Average number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Average number of employees	27,938	29,860	30,367
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,857	2,986	2,869
Operating segments | Europe
Disclosure of operating segments [line items]
Average number of employees	3,128	3,024	2,932
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	5,868	6,224	6,588
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,560	1,597	1,650
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	1,920	2,848	3,290
Operating segments | SC&P
Disclosure of operating segments [line items]
Average number of employees	6,963	7,134	6,977
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	5,642	6,047	6,061